July 30, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Patsy Mengiste Document Control — EDGAR

RE:	RiverSource High Yield Income Series, Inc. RiverSource High Yield Bond Fund Post-Effective Amendment No. 47 File Nos. 2-86637/811-3848 Accession Number: 0000950123-10-068475
Dear Ms. Mengiste:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 47 (Amendment). This Amendment was filed electronically on July 27, 2010.
If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (212) 850-1703.

Sincerely,
/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Vice President and Group Counsel Ameriprise Financial, Inc.